CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising
Third parties	$ 439,911	$ 399,007	$ 361,866
Related parties	86,583	13,921	6,939
Total advertising revenue	526,494	412,928	368,805
Non-advertising (include amortization of deferred revenues from E-House\CRIC of $18,745, $18,745 and $18,745 for 2013, 2012 and 2011, respectively)	138,612	116,401	114,024
Total net revenues	665,106	529,329	482,829
Costs of revenues:
Advertising	216,513	195,324	157,458
Non-advertising	54,551	52,608	57,890
Total costs of revenue	271,064	247,932	215,348
Gross profit	394,042	281,397	267,481
Operating expenses:
Sales and marketing	160,411	142,342	135,867
Product development	146,332	108,206	66,264
General and administrative	64,727	39,397	30,121
Goodwill impairment			68,891
Total operating expenses	371,470	289,945	301,143
Income (loss) from operations	22,572	(8,548)	(33,662)
Interest and other income, net	18,792	16,798	16,327
Change in fair value of investor option liability (Note 17)	21,064
Income (loss) from equity method investments, net	9,525	(10,730)	1,466
Realized gain (loss) on long-term investments	(7,387)	55,563
Investment impairment	(6,134)	(18,498)	(281,548)
Income (loss) before income tax expense	58,432	34,585	(297,417)
Income tax expense	(14,602)	(2,730)	(5,001)
Net income (loss)	43,830	31,855	(302,418)
Less: Net income (loss) attributable to the non-controlling interests	(1,302)	117	(326)
Net income (loss) attributable to SINA	45,132	31,738	(302,092)
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities, net	46,787	30,373	(23,257)
Currency translation adjustments	21,307	(2,293)	22,227
Total other comprehensive income (loss)	68,094	28,080	(1,030)
Total comprehensive income (loss)	111,924	59,935	(303,448)
Less: Comprehensive income (loss) attributable to non-controlling interests	(859)	152	(241)
Comprehensive income (loss) attributable to SINA	$ 112,783	$ 59,783	$ (303,207)
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ 0.68	$ 0.48	$ (4.64)
Shares used in computing basic net income (loss) per share attributable to SINA (in shares)	66,741	66,401	65,121
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ 0.66	$ 0.47	$ (4.64)
Shares used in computing diluted net income (loss) per share attributable to SINA (in shares)	67,087	66,849	65,121